UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-4384

Strong Equity Funds II, Inc., on behalf of Strong Multi Cap Value Fund, Strong Small Company Value Fund, Strong Small/Mid Cap Value Fund and Strong Strategic Value Fund
(Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2004

Date of reporting period:  September 30, 2004


Item 1.   Schedule of Investments

Strong Multi Cap Value Fund
September 30, 2004 (Unaudited)

                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 91.1%
Apparel - Clothing Manufacturing 0.4%
Guess?, Inc. (b)                                                   41,500         $   739,115

Auto/Truck - Original Equipment 0.6%
Dana Corporation                                                   69,500           1,229,455

Building - Construction Products/Miscellaneous 3.1%
Royal Group Technologies, Ltd. (b)                                698,900           6,094,408

Building - Heavy Construction 2.1%
Chicago Bridge & Iron Company NV                                  137,100           4,111,629

Building - Maintenance & Services 0.4%
ABM Industries, Inc.                                               37,745             760,562

Chemicals - Plastics 1.1%
Intertape Polymer Group, Inc. (b)                                 288,370           2,203,147

Chemicals - Specialty 0.4%
Hercules, Inc. (b)                                                 56,000             798,000

Commercial Services - Consulting 0.2%
Watson Wyatt & Company Holdings                                    12,600             331,380

Commercial Services - Staffing 0.4%
MPS Group, Inc. (b)                                               102,700             863,707

Computer - Data Storage 1.2%
Seagate Technology (b)                                            168,600           2,279,472

Computer - Local Networks 0.3%
Computer Network Technology Corporation (b)                       142,000             577,798

Computer - Manufacturers 0.9%
Sun Microsystems, Inc. (b)                                        461,700           1,865,268

Computer Software - Desktop 1.4%
Microsoft Corporation                                             100,000           2,765,000

Computer Software - Enterprise 1.7%
Lightbridge, Inc. (b)                                             348,300           1,678,806
TIBCO Software, Inc. (b)                                          190,800           1,623,708
                                                                         ---------------------
                                                                                    3,302,514

Containers 0.9%
Constar International, Inc. (b)                                   344,000           1,702,800

Electronics - Contract Manufacturing 0.5%
Celestica, Inc. (b)                                                73,340             931,418

Electronics - Miscellaneous Components 0.4%
Coherent, Inc. (b)                                                 30,770             798,174

Electronics - Scientific Measuring 0.3%
Newport Corporation (b)                                            46,600             534,502

Electronics - Semiconductor Manufacturing 0.9%
Amkor Technology, Inc. (b)                                        197,400             720,510
Credence Systems Corporation (b)                                   81,800             588,960
Zoran Corporation (b)                                              30,300             476,316
                                                                         ---------------------
                                                                                    1,785,786

Finance - Equity REIT 0.7%
American Financial Realty Trust                                   105,200           1,484,372

Finance - Investment Brokers 0.6%
Labranche & Company, Inc. (b)                                     134,400           1,135,680

Food - Miscellaneous Preparation 1.1%
Del Monte Foods Company (b)                                       212,400           2,228,076

Insurance - Diversified 0.0%
Assurant, Inc.                                                      3,642              94,692

Insurance - Life 0.5%
Reinsurance Group of America, Inc.                                 26,000           1,071,200

Insurance - Property/Casualty/Title 1.2%
Mercury General Corporation                                        32,580           1,723,156
NYMAGIC, Inc.                                                      30,710             672,242
                                                                         ---------------------
                                                                                    2,395,398

Internet - Software 0.2%
Vignette Corporation (b)                                          255,800             340,214

Leisure - Gaming/Equipment 1.6%
Empire Resorts, Inc. (b)                                          427,600           3,207,000

Machinery - General Industrial 1.4%
Briggs & Stratton Corporation                                       6,413             520,735
UNOVA, Inc. (b)                                                   155,300           2,181,965
                                                                         ---------------------
                                                                                    2,702,700

Medical - Biomedical/Biotechnology 0.8%
CV Therapeutics, Inc. (b)                                         124,500           1,556,250

Medical - Ethical Drugs 1.0%
Biovail Corporation International (b)                             113,800           1,968,740

Medical - Generic Drugs 0.3%
Andrx Corporation (b)                                              25,000             559,000

Medical - Nursing Homes 3.2%
Beverly Enterprises, Inc. (b)                                     625,900           4,738,063
Manor Care, Inc.                                                   54,700           1,638,812
                                                                         ---------------------
                                                                                    6,376,875

Medical/Dental - Services 1.1%
Covalent Group, Inc. (b)                                          383,270           1,111,483
Omnicare, Inc.                                                     37,800           1,072,008
                                                                         ---------------------
                                                                                    2,183,491

Metal Ores - Gold/Silver 5.5%
Apex Silver Mines, Ltd. (b)                                       232,980           5,055,666
Harmony Gold Mining Company, Ltd. Sponsored ADR                   205,800           2,802,996
Meridian Gold, Inc. (b) (c)                                        47,910             801,055
Newmont Mining Corporation Holding Company                         47,800           2,176,334
                                                                         ---------------------
                                                                                   10,836,051

Metal Ores - Miscellaneous 1.8%
Inco, Ltd. (b)                                                     91,200           3,561,360

Oil & Gas - Canadian Exploration & Production 2.8%
Canadian Natural Resources, Ltd.                                  137,600           5,480,608

Oil & Gas - Drilling 3.3%
Helmerich & Payne, Inc.                                           126,700           3,635,023
Transocean, Inc. (b)                                               78,500           2,808,730
                                                                        ---------------------
                                                                                    6,443,753

Oil & Gas - Field Services 9.8%
Global Industries, Ltd. (b)                                     1,155,400           7,140,372
Key Energy Services, Inc. (b)                                     503,300           5,561,465
Layne Christensen Company (b)                                      43,900             661,573
Matrix Service Company (b)                                        170,155             871,194
Newpark Resources, Inc. (b)                                       392,500           2,355,000
Oceaneering International, Inc. (b)                                39,700           1,462,548
Willbros Group, Inc. (b)                                           80,100           1,194,291
                                                                         ---------------------
                                                                                   19,246,443

Oil & Gas - International Exploration & Production
1.8%
CNOOC, Ltd. ADR                                                    66,500           3,497,900

Oil & Gas - United States Exploration & Production
12.6%
Forest Oil Corporation (b)                                        194,200           5,849,304
McMoRan Exploration Company (b)                                    74,770             974,253
Noble Energy, Inc.                                                 58,500           3,407,040
Pioneer Natural Resources Company                                  78,300           2,699,784
Pogo Producing Company                                             35,000           1,660,750
Range Resources Corporation (c)                                   430,400           7,527,696
Stone Energy Corporation (b)                                       58,900           2,577,464
                                                                         ---------------------
                                                                                   24,696,291

Oil & Gas - United States Integrated 2.6%
El Paso Corporation                                               558,600           5,133,534

Pollution Control - Services 1.3%
Calgon Carbon Corporation                                         344,230           2,485,341

Retail - Clothing/Shoes 0.6%
Bakers Footwear Group, Inc. (b)                                    67,600             544,180
The Gymboree Corporation (b)                                       44,900             646,560
                                                                         ---------------------
                                                                                    1,190,740

Retail - Restaurants 1.8%
California Pizza Kitchen, Inc. (b)                                 88,100           1,924,985
Darden Restaurants, Inc.                                           45,500           1,061,060
Worldwide Restaurant Concepts, Inc. (b)                           198,500             631,230
                                                                         ---------------------
                                                                                    3,617,275

Retail/Wholesale - Computer/Cellular 0.3%
CellStar Corporation (b)                                          115,750             527,704

Steel - Producers 1.3%
United States Steel Corporation (c)                                66,000           2,482,920

Steel - Specialty Alloys 5.1%
GrafTech International, Ltd. (b) (c)                              715,800           9,985,410

Telecommunications - Equipment 5.7%
ADC Telecommunications, Inc. (b)                                1,929,600           3,492,576
Arris Group, Inc. (b)                                              20,200             105,444
C-COR.net Corporation (b)                                         109,200             922,740
ECI Telecom, Ltd. (b)                                             908,700           6,351,813
ECtel, Ltd. (b)                                                   159,087             348,400
                                                                         ---------------------
                                                                                   11,220,973

Telecommunications - Services 0.4%
Cincinnati Bell, Inc. (b)                                         245,200             855,748

Transportation - Rail 1.1%
CSX Corporation                                                    66,100           2,194,520

Transportation - Truck 0.9%
Covenant Transport, Inc. Class A (b)                               90,000           1,738,800

Utility - Electric Power 1.5%
TECO Energy, Inc.                                                 213,400           2,887,302
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $157,569,653)                                           179,060,496
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 8.7%
Repurchase Agreements
ABN AMRO Inc. (Dated 9/30/04), 1.85%, Due 10/01/04
(Repurchase proceeds $15,600,802); Collateralized
by: United States Government & Agency Issues                $  15,600,000          15,600,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $1,526,236);
Collateralized by: United States Government & Agency
Issues                                                          1,526,200           1,526,200
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $17,126,200)                                    17,126,200
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $174,695,853)                               196,186,696
99.8%
Other Assets and Liabilities, Net 0.2%                                                398,037
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                            $    196,584,733
==============================================================================================

-------------------------------------------------------------------------------
WRITTEN CALL OPTIONS DETAIL
-------------------------------------------------------------------------------

                                                    Contracts
                                                 (100 shares per
                                                    contract)           Value
-------------------------------------------------------------------------------
GrafTech International, Ltd.
(Strike Price is $12.50. Expiration date is
12/17/04. Premium received is $22,399.)                 200        $   (42,000)

Meridian Gold, Inc.
(Strike Price is $15.00. Expiration date is
10/15/04. Premium received is $7,400.)                  100            (17,250)

Range Resources Corporation
(Strike Price is $15.00. Expiration date is
12/17/04. Premium received is $18,199.)                 100            (28,500)

United States Steel Corporation
(Strike Price is $40.00. Expiration date is
10/15/04. Premium received is $15,900.)                  75             (3,000)
                                             ----------------------------------
                                                        475        $   (90,750)

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.
(c) All or portion of these securities are held in conjunction with open written option contracts.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Small Company Value Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 88.1%
Apparel - Clothing Manufacturing 0.4%
Russell Corporation                                                22,700         $   382,268

Apparel - Shoes & Related Manufacturing 0.2%
The Stride Rite Corporation                                        17,000             174,250

Banks - Midwest 0.4%
First Indiana Corporation                                          16,000             321,600
Peoples Bancorp, Inc.                                                 600              15,792
UMB Financial Corporation                                           2,200             104,874
                                                                         ---------------------
                                                                                      442,266

Banks - Northeast 0.1%
First Commonwealth Financial Corporation                            1,300              17,693
NBT Bancorp, Inc.                                                   3,800              89,034
                                                                         ---------------------
                                                                                      106,727

Beverages - Soft Drinks 0.6%
Vermont Pure Holdings, Ltd. (b)                                   274,300             565,058

Building - Air Conditioning & Heating Products 1.1%
Comfort Systems USA, Inc. (b)                                     167,000           1,102,200

Building - Maintenance & Services 0.3%
EMCOR Group, Inc. (b)                                               8,000             300,960

Chemicals - Specialty 0.0%
Hercules, Inc. (b)                                                  2,000              28,500

Commercial Services - Healthcare 2.9%
NDCHealth Corporation                                             130,000           2,086,500
Radiologix, Inc. (b)                                              234,200             831,410
                                                                         ---------------------
                                                                                    2,917,910

Commercial Services - Miscellaneous 0.8%
Crawford & Company Class A                                         50,000             325,000
MedQuist, Inc. (b)                                                 35,000             456,750
                                                                         ---------------------
                                                                                      781,750

Computer - IT Services 1.1%
Ciber, Inc. (b)                                                   155,000           1,165,600

Computer Software - Financial 0.0%
S1 Corporation (b)                                                  4,000              31,920

Electronics - Military Systems 0.1%
Herley Industries, Inc. (b)                                         4,900              91,581

Energy - Other 2.3%
Arch Coal, Inc.                                                    66,000           2,342,340

Finance - Consumer/Commercial Loans 0.1%
Financial Federal Corporation (b)                                   3,600             134,928

Finance - Savings & Loan 3.5%
Citizens First Bancorp, Inc.                                        3,800              95,342
First Financial Bancorp                                           200,000           3,416,000
                                                                         ---------------------
                                                                                    3,511,342

Financial Services - Miscellaneous 0.2%
ACE Cash Express, Inc. (b)                                          7,900             205,716

Food - Dairy Products 0.2%
Galaxy Nutritional Foods, Inc. (b)                                175,000             222,250

Food - Miscellaneous Preparation 4.2%
Del Monte Foods Company (b)                                       330,000           3,461,700
Monterey Pasta Company (b)                                        177,300             595,905
Tasty Baking Company                                               30,500             244,000
                                                                         ---------------------
                                                                                    4,301,605

Insurance - Brokers 1.8%
U.S.I. Holdings Corporation (b)                                   131,000           1,788,150

Insurance - Life 3.1%
Scottish Re Group, Ltd.                                           148,000           3,133,160

Insurance - Property/Casualty/Title 3.6%
Ohio Casualty Corporation (b)                                     175,000           3,662,750

Leisure - Gaming/Equipment 2.6%
Lakes Entertainment, Inc. (b)                                     105,000           1,100,400
MTR Gaming Group, Inc. (b)                                        165,000           1,537,800
                                                                         ---------------------
                                                                                    2,638,200

Leisure - Toys/Games/Hobby 1.9%
Action Performance Companies, Inc.                                195,000           1,975,350

Machinery - Farm 3.8%
AGCO Corporation (b)                                              170,000           3,845,400

Machinery - General Industrial 1.3%
Robbins & Myers, Inc.                                              49,800           1,095,600
Tennant Company                                                     6,000             243,180
                                                                         ---------------------
                                                                                    1,338,780

Media - Books 0.8%
Scholastic Corporation (b)                                         27,300             843,297

Media - Periodicals 6.2%
Playboy Enterprises, Inc. Class B (b)                             260,000           2,610,400
The Readers Digest Association, Inc. (non-voting)                 250,000           3,647,500
                                                                         ---------------------
                                                                                    6,257,900

Media - Radio/TV 3.7%
Regent Communications, Inc. (b)                                     8,213              46,486
Spanish Broadcasting System, Inc. Class A (b)                     380,000           3,739,200
                                                                         ---------------------
                                                                                    3,785,686

Medical - Biomedical/Biotechnology 1.8%
Guilford Pharmaceuticals, Inc. (b)                                  7,000              35,000
Trimeris, Inc. (b)                                                118,000           1,775,900
                                                                         ---------------------
                                                                                    1,810,900

Medical - Ethical Drugs 1.1%
VIVUS, Inc. (b)                                                   255,000           1,147,500

Medical - Products 3.6%
Cambrex Corporation                                                   700              15,365
Vital Signs, Inc.                                                 113,000           3,613,740
                                                                         ---------------------
                                                                                    3,629,105

Medical - Systems/Equipment 2.9%
CTI Molecular Imaging, Inc. (b)                                   365,000           2,945,550

Medical - Wholesale Drugs/Sundries 1.1%
PSS World Medical, Inc. (b)                                       115,000           1,154,600

Medical/Dental - Services 1.2%
Hooper Holmes, Inc.                                               135,000             604,800
MIM Corporation (b)                                               102,700             593,606
                                                                         ---------------------
                                                                                    1,198,406

Medical/Dental - Supplies 3.9%
Sola International, Inc. (b)                                      205,000           3,905,250

Metal Ores - Gold/Silver 4.0%
Goldcorp, Inc.                                                    290,000           4,019,400

Metal Processing & Fabrication 0.6%
Valmont Industries, Inc.                                           31,000             646,970

Office - Equipment & Automation 1.7%
InFocus Corporation (b)                                           185,000           1,694,600

Oil & Gas - Drilling 0.4%
Pride International, Inc. (b)                                      20,000             395,800

Oil & Gas - Field Services 1.3%
Global Industries, Ltd. (b)                                        25,000             154,500
Layne Christensen Company (b)                                       9,800             147,686
Oceaneering International, Inc. (b)                                28,000           1,031,520
                                                                         ---------------------
                                                                                    1,333,706

Oil & Gas - Machinery/Equipment 1.0%
National-Oilwell, Inc. (b)                                         32,000           1,051,520

Oil & Gas - Refining/Marketing 0.1%
Lubrizol Corporation                                                2,000              69,200

Oil & Gas - United States Exploration & Production
1.4%
Kerr McGee Corporation                                             24,000           1,374,000

Paper & Paper Products 0.6%
Buckeye Technologies, Inc. (b)                                     55,300             616,595

Pollution Control - Equipment 1.1%
Lydall, Inc. (b)                                                  115,000           1,069,500

Pollution Control - Services 1.1%
Casella Waste Systems, Inc. Class A (b)                            49,000             580,160
Clean Harbors, Inc. (b)                                            44,800             522,368
                                                                         ---------------------
                                                                                    1,102,528

Retail - Clothing/Shoes 0.6%
Syms Corporation (b)                                               58,000             624,080

Retail - Restaurants 2.0%
Buca, Inc. (b)                                                    239,200           1,014,208
Rubio's Restaurants, Inc. (b)                                     107,000             975,840
                                                                         ---------------------
                                                                                    1,990,048

Retail - Super/Mini Markets 0.0%
Wild Oats Markets, Inc. (b)                                         2,000              17,280

Retail/Wholesale - Food 1.4%
Cal-Maine Foods, Inc.                                             125,000           1,371,250
Green Mountain Coffee Roasters, Inc. (b)                              500              10,510
                                                                         ---------------------
                                                                                    1,381,760

Tobacco 3.1%
DIMON, Inc.                                                       525,000           3,092,250

Utility - Electric Power 1.9%
Black Hills Corporation                                             4,000             111,120
Cleco Corporation                                                   5,600              96,544
IDACORP, Inc.                                                       9,600             278,976
Otter Tail Corporation                                              5,800             147,900
PNM Resources, Inc.                                                57,000           1,283,070
                                                                         ---------------------
                                                                                    1,917,610

Utility - Gas Distribution 1.9%
CenterPoint Energy, Inc.                                          182,000           1,885,520

Utility - Water Supply 1.0%
California Water Service Group                                     36,000           1,057,320
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $84,472,103)                                             89,208,842
----------------------------------------------------------------------------------------------
Convertible Preferred Stocks 0.2%
Insurance - Life
Scottish Re Group, Ltd.                                             7,000             188,090
----------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Cost $180,600)                                    188,090
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 11.7%
Repurchase Agreements
ABN AMRO Inc. (Dated 9/30/04), 1.85%, Due 10/01/04
(Repurchase proceeds $11,200,576); Collateralized
by: United States Government & Agency Issues                $  11,200,000          11,200,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $595,514);
Collateralized by: United States Government & Agency
Issues                                                            595,500             595,500
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $11,795,500)                                    11,795,500
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $96,448,203)                                101,192,432
100.0%
Other Assets and Liabilities, Net 0.0%                                                 21,539
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                            $    101,213,971
----------------------------------------------------------------------------------------------


LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Small/Mid Cap Value Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 94.9%
Aerospace - Defense Equipment 1.3%
Evans & Sutherland Computer Corporation (b)                        34,735         $   185,832

Apparel - Clothing Manufacturing 0.3%
Guess?, Inc. (b)                                                    2,065              36,778

Building - Air Conditioning & Heating Products 1.0%
York International Corporation                                      4,475             141,365

Building - Construction Products/Miscellaneous 1.8%
Royal Group Technologies, Ltd. (b)                                 19,585             170,781
U.S. Home Systems, Inc. (b)                                        11,135              77,277
                                                                         ---------------------
                                                                                      248,058

Building - Heavy Construction 0.8%
Chicago Bridge & Iron Company NV                                    3,665             109,913

Building - Paint & Allied Products 0.6%
RPM International, Inc.                                             4,905              86,573

Chemicals - Plastics 3.0%
AEP Industries, Inc. (b)                                            9,695             103,930
Intertape Polymer Group, Inc. (b)                                  21,540             164,566
PolyOne Corporation (b)                                            12,310              92,571
Wellman, Inc.                                                       7,565              64,151
                                                                         ---------------------
                                                                                      425,218

Chemicals - Specialty 1.2%
Hercules, Inc. (b)                                                  3,610              51,442
OM Group, Inc. (b)                                                  3,270             119,551
                                                                         ---------------------
                                                                                      170,993

Commercial Services - Consulting 0.6%
Navigant Consulting, Inc. (b)                                       3,800              83,448

Commercial Services - Healthcare 0.1%
Healthcare Services Group, Inc.                                       800              14,368

Commercial Services - Security/Safety 1.6%
Armor Holdings, Inc. (b)                                            1,015              42,234
The GEO Group, Inc. (b)                                             3,385              69,223
OSI Systems, Inc. (b)                                               7,290             117,369
                                                                         ---------------------
                                                                                      228,826

Commercial Services - Staffing 0.9%
Kforce.com, Inc. (b)                                                7,810              65,448
MPS Group, Inc. (b)                                                 7,315              61,519
                                                                         ---------------------
                                                                                      126,967

Computer - Data Storage 1.1%
Seagate Technology (b)                                             10,980             148,450

Computer - Manufacturers 1.4%
Cray, Inc. (b)                                                     17,960              63,399
Sun Microsystems, Inc. (b)                                         33,395             134,916
                                                                         ---------------------
                                                                                      198,315

Computer Software - Enterprise 1.2%
Lightbridge, Inc. (b)                                              19,135              92,231
TIBCO Software, Inc. (b)                                            9,800              83,398
                                                                         ---------------------
                                                                                      175,629

Containers 1.7%
Constar International, Inc. (b)                                    47,835             236,783

Electrical - Equipment 0.4%
Encore Wire Corporation (b)                                         4,445              58,852

Electronics - Contract Manufacturing 0.4%
Celestica, Inc. (b)                                                 4,250              53,975

Electronics - Military Systems 0.5%
ManTech International Corporation Class A (b)                       3,685              68,983

Electronics - Miscellaneous Components 0.5%
Coherent, Inc. (b)                                                  2,475              64,201

Electronics - Parts Distributors 0.9%
Richardson Electronics, Ltd.                                       13,505             129,783

Electronics - Scientific Measuring 0.2%
Newport Corporation (b)                                             2,170              24,890

Electronics - Semiconductor Manufacturing 0.1%
Zoran Corporation (b)                                                 965              15,170

Finance - Consumer/Commercial Loans 0.3%
Falcon Financial Investment Trust                                   5,140              41,583

Finance - Savings & Loan 0.8%
Pacific Premier Bancorp, Inc. (b)                                   8,960             105,997

Food - Miscellaneous Preparation 0.7%
Del Monte Foods Company (b)                                         9,395              98,554

Insurance - Life 0.3%
Reinsurance Group of America, Inc.                                    985              40,582

Insurance - Property/Casualty/Title 0.7%
Penn-America Group, Inc.                                            7,685             104,593

Internet - E*Commerce 0.4%
Stamps.com, Inc. (b)                                                4,345              57,789

Internet - Software 0.5%
Vignette Corporation (b)                                           55,090              73,270

Leisure - Gaming/Equipment 1.4%
Empire Resorts, Inc. (b)                                           25,595             191,962

Machinery - General Industrial 1.6%
Briggs & Stratton Corporation                                         665              53,998
UNOVA, Inc. (b)                                                    12,015             168,811
                                                                         ---------------------
                                                                                      222,809

Medical - Biomedical/Biotechnology 0.2%
Aphton Corporation (b)                                              1,000               3,600
CV Therapeutics, Inc. (b)                                           1,935              24,188
                                                                         ---------------------
                                                                                       27,788

Medical - Ethical Drugs 0.5%
Biovail Corporation International (b)                               3,725              64,442

Medical - Nursing Homes 1.7%
Beverly Enterprises, Inc. (b)                                      13,905             105,261
Manor Care, Inc.                                                    4,340             130,026
                                                                         ---------------------
                                                                                      235,287

Medical - Products 3.4%
Allied Healthcare Products, Inc. (b)                               22,798             157,534
Discovery Partners International, Inc. (b)                         14,380              69,024
OraSure Technologies, Inc. (b)                                     12,180              76,734
Synovis Life Technologies, Inc. (b)                                18,530             177,147
                                                                         ---------------------
                                                                                      480,439

Medical/Dental - Services 4.9%
Covalent Group, Inc. (b)                                          223,490             648,121
Omnicare, Inc.                                                      1,420              40,271
                                                                         ---------------------
                                                                                      688,392

Metal Ores - Gold/Silver 9.9%
Apex Silver Mines, Ltd. (b)                                        16,585             359,894
Glamis Gold, Ltd. (b)                                              23,165             433,880
Goldcorp, Inc.                                                     18,815             260,776
Harmony Gold Mining Company, Ltd. Sponsored ADR                    11,175             152,203
Meridian Gold, Inc. (b)                                             2,755              46,064
Newmont Mining Corporation Holding Company                          3,050             138,866
                                                                         ---------------------
                                                                                    1,391,683

Metal Ores - Miscellaneous 1.3%
Inco, Ltd. (b)                                                      4,725             184,511

Metal Processing & Fabrication 1.2%
Webco Industries, Inc. (b)                                         37,185             166,589

Mining - Gems 0.5%
Quadra Mining, Ltd. (CAD) (b) (d)                                  16,530              70,142

Oil & Gas - Canadian Exploration & Production 1.7%
Canadian Natural Resources, Ltd.                                    5,990             238,582

Oil & Gas - Drilling 4.2%
Grey Wolf, Inc. (b)                                                18,510              90,514
Helmerich & Payne, Inc.                                             5,730             164,394
Parker Drilling Company (b)                                        33,245             122,009
Pride International, Inc. (b)                                       6,615             130,911
Transocean, Inc. (b)                                                2,520              90,166
                                                                         ---------------------
                                                                                      597,994

Oil & Gas - Field Services 8.4%
Global Industries, Ltd. (b)                                        71,890             444,280
Key Energy Services, Inc. (b)                                      16,535             182,712
Layne Christensen Company (b)                                       4,910              73,994
Matrix Service Company (b)                                         14,743              75,484
Newpark Resources, Inc. (b)                                        19,685             118,110
Oceaneering International, Inc. (b)                                 2,830             104,257
Petroleum Helicopters, Inc. (b)                                     3,000              67,800
Petroleum Helicopters, Inc. (non-voting) (b)                        1,425              30,837
Willbros Group, Inc. (b)                                            5,645              84,167
                                                                         ---------------------
                                                                                    1,181,641

Oil & Gas - International Exploration & Production
3.3%
CNOOC, Ltd. ADR                                                     4,205             221,183
Paramount Resources, Ltd. (CAD) (b) (d)                            13,420             249,070
                                                                         ---------------------
                                                                                      470,253

Oil & Gas - United States Exploration & Production
8.3%
Forest Oil Corporation (b)                                          7,875             237,195
Kerr McGee Corporation                                              1,155              66,124
McMoRan Exploration Company (b)                                    10,210             133,036
Noble Energy, Inc.                                                  1,505              87,651
Pioneer Natural Resources Company                                   5,575             192,226
Pogo Producing Company                                              2,090              99,171
Range Resources Corporation                                        20,385             356,534
                                                                         ---------------------
                                                                                    1,171,937

Oil & Gas - United States Integrated 1.4%
El Paso Corporation                                                21,820             200,526

Paper & Paper Products 1.2%
Wausau-Mosinee Paper Corporation                                   10,300             171,495

Pollution Control - Services 0.6%
Calgon Carbon Corporation                                          12,690              91,622

Retail - Clothing/Shoes 1.1%
Bakers Footwear Group, Inc. (b)                                     9,355              75,308
Shoe Carnival, Inc. (b)                                             2,620              30,890
Too, Inc. (b)                                                       3,080              55,656
                                                                         ---------------------
                                                                                      161,854

Retail - Restaurants 1.6%
California Pizza Kitchen, Inc. (b)                                  4,230              92,426
Darden Restaurants, Inc.                                            3,985              92,930
Worldwide Restaurant Concepts, Inc. (b)                            11,395              36,236
                                                                         ---------------------
                                                                                      221,592

Retail/Wholesale - Computer/Cellular 0.5%
CellStar Corporation (b)                                           14,345              65,399

Steel - Producers 2.1%
Roanoke Electric Steel Corporation                                  9,535             136,541
United States Steel Corporation                                     4,305             161,954
                                                                         ---------------------
                                                                                      298,495

Steel - Specialty Alloys 1.6%
GrafTech International, Ltd. (b) (c)                               15,850             221,108

Telecommunications - Equipment 2.0%
ADC Telecommunications, Inc. (b)                                  112,300             203,263
C-COR.net Corporation (b)                                           5,395              45,588
ECtel, Ltd. (b)                                                    13,575              29,729
                                                                         ---------------------
                                                                                      278,580

Telecommunications - Services 0.4%
Cincinnati Bell, Inc. (b)                                          17,460              60,935

Transportation - Airline 0.6%
AirTran Holdings, Inc. (b)                                          9,060              90,238

Transportation - Rail 1.2%
CSX Corporation                                                     1,375              45,650
RailAmerica, Inc. (b)                                              11,115             122,821
                                                                         ---------------------
                                                                                      168,471

Transportation - Services 0.6%
Pacer International, Inc. (b)                                       5,170              84,788

Transportation - Truck 1.4%
Covenant Transport, Inc. Class A (b)                                4,270              82,496
Werner Enterprises, Inc.                                            5,575             107,653
                                                                         ---------------------
                                                                                      190,149

Utility - Electric Power 0.8%
TECO Energy, Inc.                                                   8,625             116,696
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $11,754,838)                                             13,362,137
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 6.2%
Repurchase Agreements
ABN AMRO Inc. (Dated 9/30/04), 1.85%, Due 10/01/04
(Repurchase proceeds $300,015); Collateralized by:
United States Government & Agency Issues                      $   300,000             300,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $563,813);
Collateralized by: United States Government & Agency
Issues                                                            563,800             563,800
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $863,800)                                          863,800
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $12,618,638)                                 14,225,937
101.1%
Other Assets and Liabilities, Net (1.1%)                                             (150,973)
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                           $      14,074,964
==============================================================================================

WRITTEN CALL OPTIONS DETAIL
-------------------------------------------------------------------------------
                                                   Contracts
                                                (100 shares per
                                                   contract)          Value
-------------------------------------------------------------------------------
GrafTech International, Ltd.
(Strike Price is $12.50. Expiration date is
12/17/04. Premium received is $1,120.)                10         $   (2,100)

CURRENCY ABBREVIATIONS
-------------------------------------------------------------------------------
CAD --- Canadian Dollar

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.
(c) All or portion of these securities are held in conjunction with open written option contracts.
(d) Security trades in foreign currency and is converted to U.S. dollars daily using current exchange rates.

Percentages are stated as percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Strategic Value Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 96.5%
Aerospace - Defense 1.3%
Northrop Grumman Corporation                                          730         $    38,931

Apparel - Clothing Manufacturing 1.6%
Oxford Industries, Inc.                                               800              29,800
The Warnaco Group, Inc. (b)                                           800              17,784
                                                                         ---------------------
                                                                                       47,584

Apparel - Shoes & Related Mfg 1.3%
NIKE, Inc. Class B                                                    480              37,824

Auto Manufacturer 1.2%
Ford Motor Company                                                  2,533              35,589

Auto/Truck - Original Equipment 1.3%
Eaton Corporation                                                     590              37,412

Banks - Southeast 1.0%
Trustmark Corporation                                               1,000              31,080

Banks - Super Regional 2.5%
Marshall & Ilsley Corporation                                         830              33,449
Wachovia Corporation                                                  880              41,316
                                                                         ---------------------
                                                                                       74,765

Beverages - Soft Drinks 1.3%
The Pepsi Bottling Group, Inc.                                      1,370              37,195

Building - Construction Products/Miscellaneous 1.4%
Masco Corporation                                                   1,160              40,055

Building - Heavy Construction 0.5%
Washington Group International, Inc. (b)                              400              13,848

Building - Paint & Allied Products 1.4%
Sherwin Williams Company                                              950              41,762

Building - Resident/Commercial 1.2%
Ryland Group, Inc.                                                    390              36,137

Building Products - Wood 1.3%
Georgia-Pacific Corporation                                         1,060              38,107

Chemicals - Specialty 1.4%
OM Group, Inc. (b)                                                  1,150              42,044

Commercial Services - Security/Safety 1.0%
The Brink's Company                                                   980              29,567

Computer - Integrated Systems 0.7%
Agilysys, Inc.                                                      1,150              19,884

Computer - IT Services 1.2%
Accenture, Ltd. Class A (b)                                         1,310              35,435

Computer - Local Networks 0.7%
Cisco Systems, Inc. (b)                                             1,120              20,272

Computer - Manufacturers 0.9%
Dell, Inc. (b)                                                        750              26,700

Computer Software - Education/Entertainment 0.9%
Activision, Inc. (b)                                                1,880              26,076

Computer Software - Security 1.0%
RSA Security, Inc. (b)                                              1,600              30,880

Consumer Products - Miscellaneous 1.7%
Rayovac Corporation (b)                                             1,100              28,985
The Yankee Candle Company, Inc. (b)                                   700              20,272
                                                                         ---------------------
                                                                                       49,257

Cosmetics - Personal Care 1.1%
Nu Skin Enterprises, Inc. Class A                                   1,420              33,384

Diversified Operations 3.2%
Griffon Corporation (b)                                             1,400              29,540
The Manitowoc Company, Inc.                                         1,000              35,460
Textron, Inc.                                                         450              28,922
                                                                         ---------------------
                                                                                       93,922

Finance - Consumer/Commercial Loans 2.5%
CIT Group, Inc.                                                     1,050              39,259
MBNA Corporation                                                    1,350              34,020
                                                                         ---------------------
                                                                                       73,279

Finance - Mortgage & Related Services 3.6%
Federal Home Loan Mortgage Corporation                                510              33,272
IndyMac Bancorp, Inc.                                                 800              28,960
New Century Financial Corporation                                     740              44,563
                                                                         ---------------------
                                                                                      106,795

Financial Services - Miscellaneous 1.1%
John H. Harland Company                                             1,000              31,350

Food - Flour & Grain 1.3%
Archer Daniels Midland Company                                      2,270              38,545

Food - Meat Products 1.1%
Tyson Foods, Inc. Class A                                           2,010              32,200

Funeral Services & Related 0.8%
Alderwoods Group, Inc. (b)                                          2,350              23,101

Insurance - Diversified 1.3%
Prudential Financial, Inc.                                            800              37,632

Insurance - Life 2.3%
AmerUs Group Company                                                  780              31,980
MetLife, Inc.                                                         930              35,944
                                                                         ---------------------
                                                                                       67,924

Insurance - Property/Casualty/Title 2.3%
The Allstate Corporation                                              800              38,392
IPC Holdings, Ltd.                                                    750              28,508
                                                                         ---------------------
                                                                                       66,900

Internet - Internet Service Provider 1.1%
EarthLink, Inc. (b)                                                 3,300              33,990

Leisure - Hotels & Motels 0.9%
Prime Hospitality Corporation (b)                                   2,230              27,139

Leisure - Services 1.2%
Cendant Corporation                                                 1,610              34,776

Machinery - Construction/Mining 1.5%
Terex Corporation (b)                                               1,000              43,400

Machinery - General Industrial 2.0%
Flowserve Corporation (b)                                           1,230              29,741
The Toro Company                                                      430              29,369
                                                                         ---------------------
                                                                                       59,110

Media - Periodicals 0.9%
The Readers Digest Association, Inc. (non-voting)                   1,790              26,116

Media - Radio/TV 1.2%
The Walt Disney Company                                             1,540              34,727

Medical - Biomedical/Biotechnology 1.7%
Gen-Probe, Inc. (b)                                                   700              27,909
Molecular Devices Corporation (b)                                     900              21,213
                                                                         ---------------------
                                                                                       49,122

Medical - Generic Drugs 1.5%
Andrx Corporation (b)                                                 660              14,758
Perrigo Company                                                     1,480              30,414
                                                                         ---------------------
                                                                                       45,172

Medical - Health Maintenance Organizations 2.7%
Aetna, Inc.                                                           400              39,972
UnitedHealth Group, Inc.                                              550              40,557
                                                                         ---------------------
                                                                                       80,529

Medical - Outpatient/Home Care 0.5%
Apria Healthcare Group, Inc. (b)                                      600              16,350

Medical - Products 2.1%
Alcon, Inc.                                                           300              24,060
Dade Behring Holdings, Inc. (b)                                       670              37,331
                                                                         ---------------------
                                                                                       61,391

Medical/Dental - Supplies 2.3%
Becton, Dickinson & Company                                           770              39,809
Sybron Dental Specialties, Inc. (b)                                   980              29,096
                                                                         ---------------------
                                                                                       68,905

Metal Processing & Fabrication 2.7%
Commercial Metals Company                                           1,050              41,706
Metals USA, Inc. (b)                                                2,100              37,254
                                                                         ---------------------
                                                                                       78,960

Office - Equipment & Automation 1.1%
InFocus Corporation (b)                                             3,590              32,884

Oil & Gas - International Integrated 2.7%
ConocoPhillips                                                        500              41,425
Exxon Mobil Corporation                                               780              37,697
                                                                         ---------------------
                                                                                       79,122

Oil & Gas - International Exploration & Production
1.4%
Vintage Petroleum, Inc.                                             2,050              41,144

Oil & Gas - Machinery/Equipment 1.2%
Baker Hughes, Inc.                                                    810              35,413

Oil & Gas - Refining/Marketing 1.6%
Tesoro Petroleum Corporation (b)                                    1,600              47,248

Oil & Gas - United States Exploration & Production
3.1%
Burlington Resources, Inc.                                            970              39,576
St. Mary Land & Exploration Company                                   600              23,886
Stone Energy Corporation (b)                                          630              27,569
                                                                         ---------------------
                                                                                       91,031

Oil & Gas - United States Integrated 1.4%
Marathon Oil Corporation                                            1,000              41,280

Retail - Clothing/Shoes 2.2%
Charming Shoppes, Inc. (b)                                          4,200              29,904
The Men's Wearhouse, Inc. (b)                                       1,200              34,860
                                                                         ---------------------
                                                                                       64,764

Retail - Department Stores 1.1%
Federated Department Stores, Inc.                                     700              31,801

Retail - Leisure Product 0.6%
Barnes & Noble, Inc. (b)                                              460              17,020

Retail - Restaurants 1.8%
McDonald's Corporation                                              1,370              38,401
Ryan's Restaurant Group, Inc. (b)                                     930              13,801
                                                                         ---------------------
                                                                                       52,202

Retail/Wholesale - Building Products 1.2%
The Home Depot, Inc.                                                  900              35,280

Retail/Wholesale - Office Supplies 1.0%
IKON Office Solutions, Inc.                                         2,400              28,848

Telecommunications - Equipment 1.3%
Commscope, Inc. (b)                                                 1,750              37,800

Telecommunications - Wireless Equipment 2.8%
Motorola, Inc.                                                      2,300              41,492
Telefonaktiebolaget LM Ericsson Sponsored ADR (b)                   1,270              39,675
                                                                         ---------------------
                                                                                       81,167

Telecommunications - Wireless Services 1.0%
Millicom International Cellular SA (b)                              1,630              29,666

Utility - Electric Power 1.3%
Edison International                                                1,500              39,765
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $2,518,142)                                               2,841,558
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 4.2%
Repurchase Agreements
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $125,503);
Collateralized by: United States Government & Agency
Issues                                                        $   125,500             125,500
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $125,500)                                          125,500
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $2,643,642)                                   2,967,058
100.7%
Other Assets and Liabilities, Net (0.7%)                                              (21,520)
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                           $       2,945,538
==============================================================================================

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Equity Funds II, Inc., on behalf of Strong Multi Cap Value Fund, Strong Small Company Value Fund, Strong Small/Mid Cap Value Fund and Strong Strategic Value Fund


By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    November 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    November 12, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    November 12, 2004